Loan Receivable, Net - Schedule of Loan receivable, net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Loan receivable, net [Abstract]
Loan receivable		$ 128,536
Less: allowance for expected credit loss		(1,355)
Loan receivable, net		$ 127,181